Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Corporate Bonds (0.2%)	Shares/ Par +	Value $ (000’s)

Industrial (0.2%)
Vessel Management Services, Inc. 3.432%, 8/15/36	305,000	272

Total		272

Total Corporate Bonds (Cost: $305)		272

Governments (127.0%)
Governments (127.0%)
Resolution Funding Corp. Stripped
0.000%, 4/15/28 IO	400,000	364
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	418
US Treasury
1.125%, 5/15/40	1,650,000	1,051
1.125%, 8/15/40	44,690,000	28,183
1.375%, 11/15/40	9,800,000	6,394
1.375%, 8/15/50	1,080,000	543
1.500%, 11/30/28	700,000	656
1.625%, 11/15/50	400,000	215
1.875%, 2/15/41	1,900,000	1,336
2.000%, 2/15/50	12,920,000	7,726
2.250%, 8/15/49	300,000	192
2.375%, 5/15/51	2,300,000	1,480
2.375%, 3/31/29	900,000	862
2.500%, 2/15/45	1,440,000	1,031
2.500%, 2/15/46	850,000	600
2.875%, 5/15/49	1,750,000	1,277
3.000%, 11/15/44	1,620,000	1,268
3.000%, 5/15/45	1,410,000	1,097
3.000%, 11/15/45	370,000	287
3.000%, 2/15/48	330,000	249
3.000%, 8/15/48 b	4,000,000	3,008
3.000%, 2/15/49	10,470,000	7,839
3.000%, 8/15/52	4,500,000	3,291
3.125%, 2/15/43	600,000	490
3.125%, 8/15/44	1,620,000	1,297
3.125%, 5/15/48	2,430,000	1,874
3.250%, 6/30/29	400,000	394
3.375%, 8/15/42	9,500,000	8,094
3.375%, 11/15/48	1,600,000	1,285
3.625%, 3/31/30	200,000	199
3.625%, 2/15/53	2,900,000	2,398
3.625%, 5/15/53	1,400,000	1,156
3.750%, 5/31/30	200,000	200
3.750%, 6/30/30	400,000	400
3.875%, 2/15/43	300,000	272
3.875%, 5/15/43	3,100,000	2,808
3.875%, 7/15/28	2,500,000	2,516
4.000%, 5/31/30	200,000	202
4.000%, 6/30/32	400,000	402
4.000%, 11/15/42	2,800,000	2,589
4.000%, 11/15/52	15,830,000	14,009
4.125%, 8/31/30	200,000	203
4.125%, 8/15/44	1,600,000	1,485
4.125%, 11/15/27	100,000	101
4.375%, 11/30/30	600,000	617

Governments (127.0%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.375%, 5/15/41	16,080,000	15,801
4.375%, 8/15/43	1,600,000	1,544
4.500%, 2/15/44	400,000	391
4.625%, 9/30/30	300,000	312
4.625%, 5/15/44	500,000	496
4.625%, 11/15/44	3,300,000	3,269
4.625%, 2/15/55	10,900,000	10,714
4.750%, 11/15/43	1,790,000	1,809
4.750%, 2/15/45	300,000	302
4.750%, 5/15/55	900,000	903
4.875%, 10/31/30	200,000	210
5.000%, 5/15/45	500,000	519
US Treasury Inflation Index Bond
0.125%, 1/15/32	466,132	429
0.625%, 7/15/32	1,779,296	1,684
1.125%, 1/15/33	2,321,279	2,250
1.750%, 1/15/34	2,417,599	2,429
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	585
0.000%, 5/15/41 IO	40,000	19
0.000%, 8/15/41 IO	50,000	23
0.000%, 11/15/41 IO	80,000	37
0.000%, 5/15/42 IO	70,000	31
0.000%, 8/15/42 IO	220,000	97
0.000%, 11/15/42 IO	50,000	22

Total		156,234

Total Governments (Cost: $172,712)		156,234

Structured Products (21.2%)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A 5.221%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	37,488	38
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	291
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 5.552%, (US 90 Day Average SOFR plus 1.212%), 4/25/38	8,924	9

Total		338

Mortgage Securities (20.9%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	588
Benchmark Mortgage Trust, Series 2024-V6, Class A3 5.925%, 3/15/57	200,000	209
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (CSTR, AFC), 4/10/33 144A	200,000	196

Long-Term U.S. Government Bond Portfolio

Structured Products (21.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Extended Stay America Trust, Series 2021- ESH, Class A 5.344%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	337,310	337
Federal Home Loan Mortgage Corp. 4.500%, 5/1/54	1,642,748	1,594
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	72,566	75
Federal Home Loan Mortgage Corp., Series 3759, Class FB 4.987%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	13,260	13
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,137
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	1,855,476	1,786
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	927,850	860
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	513
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1 5.553%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	3,062	3
Federal National Mortgage Association
3.600%, 2/1/40	499,913	472
5.000%, 6/1/35	14,225	14
5.000%, 2/1/36	22,935	24
5.500%, 5/1/49	18,673	19
6.500%, 5/1/54	820,054	848
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	18,253	18
Federal National Mortgage Association, Series 2012-101, Class FC 4.971%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	20,610	20
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	759

Structured Products (21.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.305%, (CSTR), 10/25/52 144A	541,500	461
Government National Mortgage Association TBA 4.000%, 10/20/55	800,000	752
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	209,645	168
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	130,386	109
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	594
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 7.000%, (CSTR, AFC), 5/25/33	390	—	π
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	62,209	60
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1 4.908%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	870	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	185
Uniform Mortgage Backed Security TBA
4.000%, 11/14/52	700,000	660
4.500%, 10/11/48	1,200,000	1,164
5.000%, 11/13/55	1,300,000	1,288
6.000%, 11/15/54	6,800,000	6,945
6.500%, 11/15/54	2,800,000	2,895

Total		25,767

Total Structured Products (Cost: $26,845)		26,105

Short-Term Investments (0.6%)

Governments (0.6%)
US Treasury
0.000%, 1/13/26	688,000	680

Total		680

Total Short-Term Investments (Cost: $680)		680

Total Investments (149.0%) (Cost: $200,542)@		183,291

Other Assets, Less Liabilities (-49.0%)		(60,263)

Net Assets (100.0%)		123,028

Long-Term U.S. Government Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expriation Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	10,100	101	12/25	$11,029	$(12)	$(4)
Ten-Year US Treasury Note Future	Long	USD	2,200	22	12/25	2,475	20	–π
Ten-Year US Treasury Note Future	Short	USD	19,000	190	12/25	21,865	(208)	12
Two-Year US Treasury Note Future	Short	USD	1,600	8	12/25	1,667	(3)	(1)
Ultra Long-Term US Treasury Bond Future	Short	USD	400	4	12/25	480	(14)	2
US Treasury Long Bond Future	Short	USD	7,400	74	12/25	8,628	(191)	19

							$(408)	$28

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR Compounded-OIS	1.250%	6/41	3,110	USD	$87	$987	$1,074	$2
1-Day USD-SOFR Compounded-OIS	1.750%	10/53	500	USD	(7)	195	188	1
1-Day USD-SOFR Compounded-OIS	3.500%	12/54	2,800	USD	66	151	217	5

					$146	$1,333	$1,479	$8

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR Compounded-OIS	1.000%	12/25	3,170	USD	$3	$(25)	$(22)	$	–π
1-Day USD-SOFR Compounded-OIS	1.600%	10/28	7,580	USD	6	(390)	(384)		5

					$9	$(415)	$(406)		$5

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten-Year US Treasury Note Future	USD	28	$114.000	10/25	28	$(4)
Put - Ten-Year US Treasury Note Future	USD	28	111.500	10/25	28	(6)

(Premiums Received $13)						$(10)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$13	$33	$46	$–	$(5)	$(5)	$(10)

+	All par is stated in U.S. Dollar unless otherwise noted.
ß	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $2,162 representing 1.8% of the net assets.

π	Amount is less than one thousand.

Long-Term U.S. Government Bond Portfolio

@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $184,347 and the net unrealized depreciation of investments based on that cost was $401 which is comprised of $1,834 aggregate gross unrealized appreciation and $2,235 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$272	$—
Governments	—	156,234	—
Structured Products	—	26,105	—
Short-Term Investments	—	680	—
Other Financial lnstruments^
Futures	20	—	—
Interest Rate Swaps	—	1,479	—

Total Assets:	$20	$184,770	$—

Liabilities:
Other Financial lnstruments^
Futures	(428)	—	—
Written Options	(10)	—	—
Interest Rate Swaps	—	(406)	—

Total Liabilities:	$(438)	$(406)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand